Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events
Subsequent events
In January 2018, AerCap Trust and AICDC co-issued $600 million aggregate principal amount of 3.30% senior notes due 2023 and $550 million aggregate principal amount of 3.875% senior notes due 2028. The proceeds from the offering were used for general corporate purposes.
In February 2018, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $200 million of AerCap ordinary shares through June 30, 2018. As of March 2, 2018, the dollar amount remaining under this share repurchase program was $145.7 million. Repurchases under the program may be made through open market purchases or privately negotiated transactions in accordance with applicable U.S. federal securities laws. The timing of repurchases and the exact number of common shares to be purchased will be determined by the Company’s management, in its discretion, and will depend upon market conditions and other factors. The program will be funded using the Company’s cash on hand and cash generated from operations. The program may be suspended or discontinued at any time.